Investments in Other Companies (Details) - Schedule of financial information of the entities the bank controls jointly - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Artikos Chile S. A. [Member]
Investments in Other Companies (Details) - Schedule of financial information of the entities the bank controls jointly [Line Items]
Current assets	$ 2,540	$ 2,067
Non-current assets	1,985	2,278
Total Assets	4,525	4,345
Current liabilities	1,326	1,167
Non-current liabilities	567	651
Total Liabilities	1,893	1,818
Equity	2,632	2,527
Total Liabilities and Equity	4,525	4,345
Operating income	5,559	3,977
Operating expenses	(3,905)	(2,631)
Other income (expenses)	69	7
Profit before tax	1,723	1,353
Income tax	(362)	(142)
Profit for the year	1,361	1,211
Servipag Ltda. [Member]
Investments in Other Companies (Details) - Schedule of financial information of the entities the bank controls jointly [Line Items]
Current assets	76,085	65,128
Non-current assets	14,605	15,721
Total Assets	90,690	80,849
Current liabilities	73,923	61,079
Non-current liabilities	3,105	4,840
Total Liabilities	77,028	65,919
Equity	13,662	14,930
Total Liabilities and Equity	90,690	80,849
Operating income	40,403	39,309
Operating expenses	(36,347)	(37,047)
Other income (expenses)	525	(231)
Profit before tax	4,581	2,031
Income tax	(849)	(369)
Profit for the year	$ 3,732	$ 1,662